Income Tax (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Beginning balance	$ 10,923	$ 11,155	$ 9,051
Additions	2,485	(232)	2,104
Ending Balance	$ 13,408	$ 10,923	$ 11,155